S000022076 [Member] Investment Objectives and Goals - Aggressive Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: AGGRESSIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Aggressive Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth consistent with its asset allocation strategy.